[SAB LETTERHEAD]

MARY E. THORNTON

DIRECT LINE: 203.383.0698

Internet: mary.thornton@sablaw.com

November 5, 2007

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	TIAA-CREF Life Separate Account VA-1

(File Nos. 333-145064 and 811-08963)

Commissioners:

On behalf of TIAA-CREF Life Insurance Company and TIAA-CREF Life Separate Account VA-1, we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, we certify that the form of the prospectus and statement of additional information dated November 1, 2007 that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the above-referenced registration statement. The text of the most recent amendment has been filed electronically.

If you have any questions or comments, please call the undersigned at (202) 383-0698 or Elisabeth Bentzinger at (202) 383-0717.

Sincerely,

/s/ Mary E. Thornton
Mary E. Thornton

Attachment

cc:	Edward L. Hancock

Elisabeth M. Bentzinger